Offerings - Offering: 1	Nov. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,326,393,118.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 321,274.89
Offering Note

(1)
(i) Title of each class of securities to which the transaction applies: Common Stock, without par value, of Hillenbrand, Inc. (“Common Stock”). (ii) The aggregate number of shares of Common Stock to which the transaction applies is estimated to be 72,853,738, consisting of 70,504,011 shares of Common Stock issued and outstanding as of November 12, 2025 (the “Outstanding Share Number”), 155,361 shares of Common Stock subject to issuance upon exercise of stock options outstanding as of November 12, 2025, the per-share exercise price of which is less than $32.00 (the “In-the-Money Option Share Number,” and such stock options, the “In-the-Money Stock Options”), 1,178,526 shares of Common Stock subject to issuance upon settlement of outstanding performance-based restricted stock units (assuming the maximum level of performance) (the “PRSU Share Number”) and 1,015,840 shares of Common Stock subject to issuance upon settlement of other outstanding restricted stock units (the “RSU Share Number”). (iii) The transaction valuation is calculated as the sum of (a) the Outstanding Share Number multiplied by the merger consideration of $32.00 per share of Common Stock (the “Per Share Amount”), (b) the In-the-Money Option Share Number multiplied by $0.29 (which is equal to the excess of the Merger Consideration over the per-share weighted-average exercise price of the In-the-Money Stock Options), (c) the Merger Consideration multiplied by the PRSU Share Number and (d) the Merger Consideration multiplied by the RSU Share Number. The transaction consideration consists entirely of cash. Accordingly, pursuant to Section 14(g) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 0-11(c)(1) thereunder, the amount of the filing fee is determined as the product of the total transaction valuation and the fee rate.